Document and Entity Information	Feb. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	Woodbridge Liquidation Trust
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56115
Entity Tax Identification Number	36-7730868
Entity Address, Address Line One	201 N. Brand Blvd.
Entity Address, Address Line Two	Suite M
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	310
Local Phone Number	765-1550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001785494